Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Summary of leases in the balance sheet

€ millions	12/31/2025	12/31/2024
Right-of-use assets
Right-of-use assets – land and buildings	1,370	1,391
Right-of-use assets – other property, plant, and equipment	107	66
Total right-of-use assets	1,477	1,457
/ Property, plant, and equipment	4,497	4,493
Right-of-use assets as % of / Property, plant, and equipment	33	32

Lease liabilities
Current lease liabilities	254	295
/ Current financial liabilities	2,050	4,277
Current lease liabilities as % of / Current financial liabilities	12	7

Non-current lease liabilities	1,430	1,420
/ Non-current financial liabilities	6,021	7,169
Non-current lease liabilities as % of / Non-current financial liabilities	24	20

Summary of leases in the income statement

€ millions	2025	2024
Lease expenses within operating profit
Depreciation of right-of-use assets	275	280